Finance income and finance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income and finance expenses
Debt securities - at amortised cost	$ 2,536	$ 222
Debt securities - at FVOCI	68	13
Loans receivable	1,403	1,404
Bank deposits	10
Total interest income arising from financial assets	4,017	1,639
Equity securities at FVTPL	1,231	231
Mandatorily measured at FVTPL - held for trading		17
Other Income Costs		(19)	$ 79
Finance income - other	1,231	229	79
Mandatorily measured at FVTPL - held for trading	(115)
Interest expense	(61)	(116)	(91)
Bank charges	(347)	(585)	(320)
Transaction cost		(104)
Unwinding of discount on the put option liability	(129)	(366)
Net foreign exchange loss	(3,395)	(1,020)	(2,809)
Finance expense	(4,047)	(2,191)	(3,220)
Net finance expense	$ 1,201	$ (323)	$ (3,141)